Expense Example, No Redemption {- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund AMCIZ PRO-20 - Fidelity Strategic Real Return Fund	Nov. 29, 2021 USD ($)
Fidelity Advisor Strategic Real Return Fund: Class A
Expense Example, No Redemption:
1 Year	$ 498
3 Years	725
5 Years	973
10 Years	1,685
Fidelity Advisor Strategic Real Return Fund: Class M
Expense Example, No Redemption:
1 Year	498
3 Years	726
5 Years	977
10 Years	1,695
Fidelity Advisor Strategic Real Return Fund: Class C
Expense Example, No Redemption:
1 Year	178
3 Years	574
5 Years	1,000
10 Years	1,985
Fidelity Advisor Strategic Real Return Fund: Class I
Expense Example, No Redemption:
1 Year	77
3 Years	254
5 Years	450
10 Years	1,015
Fidelity Advisor Strategic Real Return Fund: Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	224
5 Years	397
10 Years	$ 898